Note 24 - Basic And Diluted Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
NOTE 24 – BASIC AND DILUTED EARNINGS PER SHARE

(In Thousands, Except per Share Data)	Year Ended December 31
	2012	2011	2010
Basic earnings per common share
Net income available to common shareholders	$9,259	$3,944	$2,084
Weighted average common shares outstanding	7,933	7,843	7,766

Basic earnings per common share	$1.17	$0.50	$0.27

Diluted Earnings per Share
Net income available to common shareholders	$9,259	$3,944	$2,084
Weighted average common shares outstanding	7,933	7,843	7,766
Add dilutive effects of assumed exercises of options	24	2	2
Weighted average common and dilutive potential
Common shares outstanding	7,957	7,845	7,768

Diluted earnings per common share	$1.16	$0.50	$0.27

Stock options for 219,223 shares of common stock were not considered in computing diluted earnings per share for 2012, because they were anti-dilutive. Stock options and warrants for 975,845 and 1,033,692 shares of common stock were not considered in computing diluted earnings per share for 2011 and 2010, respectively, because they were anti-dilutive.